SEGMENT INFORMATION	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

NOTE 11.   SEGMENT INFORMATION

Our operations are organized into four segments: Security and Cash Management Services; Marketing and Products; Consulting and Advisory; and Finance and Real Estate.  All revenue originates and all assets are located in the United States.  We have revised our disclosure to correspond to the information provided to the chief operating decision maker.

Three months ended September 30

2016	Security and Cash Management	Marketing and Products	Consulting and Advisory	Finance and Real Estate	Total
Revenues, net	$560,713	$106,402	$117,700	$25,565	$810,380
Costs and expenses	(528,916)	(164,543)	(162,404)	(13,352)	(869,215)
Other expense	--	--	--	(6,414)	(6,414)
	$31,797	$(58,141)	$(44,704)	$5,799	(65,249)
Corporate expenses					(14,381,845)
				Net loss	$(14,447,094)

2015	Security and Cash Management	Marketing and Products	Consulting and Advisory	Finance and Real Estate	Total
Revenues, net	$503,703	$9,494	$52,295	$27,825	$593,317
Costs and expenses	(521,099)	(28,328)	(63,519)	(3,157)	(616,103)
Other expense	--	--	--	(3,385)	(3,385)
	$(17,396)	$(18,834)	$(11,224)	$21,283	(26,171)
Corporate expenses					(1,672,064)
				Net loss	$(1,698,235)

Nine months ended September 30

2016	Security and Cash Management	Marketing and Products	Consulting and Advisory	Finance and Real Estate	Total
Revenues, net	$1,599,907	$222,541	$288,588	$93,398	$2,204,434
Costs and expenses	(1,604,932)	(325,640)	(345,967)	(36,731)	(2,313,270)
Other expense	--	--	--	(10,876)	(10,876)
	$(5,025)	$(103,099)	$(57,379)	$45,791	(119,712)
Corporate expenses					(16,852,085)
				Net loss	$(16,971,797)

2015	Security and Cash Management	Marketing and Products	Consulting and Advisory	Finance and Real Estate	Total
Revenues, net	$897,807	$34,861	$52,295	$92,413	$1,077,376
Costs and expenses	(929,421)	(112,919)	(63,519)	(24,880)	(1,130,739)
Other expense	--	--	--	(9,200)	(9,200)
	$(31,614)	$(78,058)	$(11,224)	$58,333	(62,563)
Corporate expenses					(6,813,387)
				Net loss	$(6,875,950)

Total assets	September 30, 2016	December 31, 2015
Security and Cash Management	$110,127	$132,314
Marketing and Products	57,999	127,345
Consulting and Advisory	125,497	22,268
Finance and Real Estate	1,247,281	431,639
Corporate	3,034,077	2,969,145
	$4,574,981	$3,682,711

All assets are located in the United States.

NOTE 14.   SEGMENT INFORMATION

Our operations are organized into four segments: Security and Cash Management Services; Marketing and Products; Consulting and Advisory; and Finance and Real Estate.  All revenue originates and all assets are located in the United States.  We have revised our disclosure to correspond to the information provided to the chief operating decision maker.

Year ended December 31

2015	Security and Cash Management	Marketing and Products	Consulting and Advisory	Finance and Real Estate	Total
Revenues	$1,490,832	$60,564	$110,800	$100,782	$1,762,978
Costs and expenses	(1,611,201)	(248,646)	(162,428)	(32,051)	(2,054,326)
Interest expense	--	--	--	(44,166)	(44,166)
	$(120,369)	$(188,082)	$(51,628)	$24,565	(335,514)
Corporate expenses					(8,450,763)
				Net loss	$(8,786,277)

2014	Security and Cash Management	Marketing and Products	Consulting and Advisory	Finance and Real Estate	Total
Revenues	$--	$85,147	$40,000	$115,059	$240,206
Costs and expenses	--	(125,489)	(30)	(33,008)	(158,527)
Interest expense	--	--	--	(15,961)	(15,961)
	$--	$(40,342)	$39,970	$66,090	65,718
Corporate expenses					(6,995,857)
				Net loss	$(6,930,139)

	December 31,
Total assets	2015	2014
Security and Cash Management Services	$132,314	$--
Marketing and Products	127,345	72,312
Consulting and Advisory	22,268	--
Finance and Real Estate	431,639	443,987
Corporate	2,969,145	1,550,765
	$3,682,711	$2,067,064